Schedule of Rollforward of Level Three Assets and Liabilities Held at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity indexed annuity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period		$ (55,871)	$ (64,138)	$ (63,660)
Level 3 liabilities, Total gains (losses) included in net income		(1,660)	8,267	(478)
Level 3 liabilities, Total gains (losses) included in OCI		0	0	0
Level 3 liabilities, Transfers into Level 3		0	0	0
Level 3 liabilities, Transfers out of Level 3		0	0	0
Level 3 liabilities, Purchases		0	0	0
Level 3 liabilities, Sales		0	0	0
Level 3 liabilities, Issues		0	0	0
Level 3 liabilities, Settlements		0	0	0
Level 3 liabilities, Balance at end of period		(57,531)	(55,871)	(64,138)
Asset-backed securities ("ABS")
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period		26,135	14,260	5,250
Level 3 liabilities, Total gains (losses) included in net income		1,509	(53)	134
Level 3 liabilities, Total gains (losses) included in OCI		873	347	(2,338)
Level 3 liabilities, Transfers into Level 3			3,093	17,191
Level 3 liabilities, Transfers out of Level 3		(8,828)
Level 3 liabilities, Purchases		16,817	11,165
Level 3 liabilities, Sales				(5,000)
Level 3 liabilities, Issues		0	0	0
Level 3 liabilities, Settlements		(18,573)	(2,677)	(977)
Level 3 liabilities, Balance at end of period		17,933	26,135	14,260
GMWB/GMAB
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period	[1]	(6,835)	(7,814)	(6,733)
Level 3 liabilities, Total gains (losses) included in net income	[1]	2,165	979	(1,081)
Level 3 liabilities, Total gains (losses) included in OCI	[1]	0	0	0
Level 3 liabilities, Transfers into Level 3	[1]	0	0	0
Level 3 liabilities, Transfers out of Level 3	[1]	0	0	0
Level 3 liabilities, Purchases	[1]	0	0	0
Level 3 liabilities, Sales	[1]	0	0	0
Level 3 liabilities, Issues	[1]	0	0	0
Level 3 liabilities, Settlements	[1]	0	0	0
Level 3 liabilities, Balance at end of period	[1]	(4,670)	(6,835)	(7,814)
All other corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period		19,351	11,520	7,336
Level 3 liabilities, Total gains (losses) included in net income		(8)	(123)	(282)
Level 3 liabilities, Total gains (losses) included in OCI		121	(246)	30
Level 3 liabilities, Transfers into Level 3			15,370	13,255
Level 3 liabilities, Transfers out of Level 3			(4,483)	(2,386)
Level 3 liabilities, Sales			(955)
Level 3 liabilities, Issues		0	0	0
Level 3 liabilities, Settlements		(1,113)	(1,732)	(6,433)
Level 3 liabilities, Balance at end of period		18,351	19,351	11,520
Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period				23,713
Level 3 liabilities, Total gains (losses) included in net income				14
Level 3 liabilities, Issues				0
Level 3 liabilities, Settlements				(23,727)
Commercial mortgage-backed securities ("CMBS")
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period				2,693
Level 3 liabilities, Total gains (losses) included in net income				23,506
Level 3 liabilities, Total gains (losses) included in OCI				314
Level 3 liabilities, Sales				(20,192)
Level 3 liabilities, Issues				0
Level 3 liabilities, Settlements				$ (6,321)
United States Government, Government Agencies and Authorities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period		6,573
Level 3 liabilities, Total gains (losses) included in net income		(1,308)	(491)
Level 3 liabilities, Total gains (losses) included in OCI		(368)	187
Level 3 liabilities, Purchases			6,877
Level 3 liabilities, Issues		0	0
Level 3 liabilities, Balance at end of period		4,897	6,573
Common Stock
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period		5,100
Level 3 liabilities, Purchases		3,052	5,100
Level 3 liabilities, Issues		0	0
Level 3 liabilities, Balance at end of period		$ 8,152	$ 5,100

[1]	These amounts are 100% ceded in accordance with the Company's reinsurance agreements.